Related party transactions (Details 3) - BRL (R$) R$ in Thousands		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Parent
Related Party Transactions
Assets	[1]	R$ 5,294,152		R$ 8,169,537		R$ 8,214,739
Financial assets for trading	[1]	(763,547)		(72,815)		(173,065)
Loans and other values with credit institutions - Cash and overnight operations in foreign currency	[1]	5,896,120		8,194,590		8,363,038
Loans and advances to customers	[1]	912		347		132
Loans and other values with credit institutions	[1]	86,638		15,143		23,896
Other Assets	[1]	74,029		32,272		738
Guarantees and Limits		0
Liabilities	[1]	(17,105,753)		(23,166,005)		(12,360,383)
Deposits of Brazil Central Bank and deposits of credit institutions	[1]	(42,060)		(107,084)		(387,937)
Securities	[1]	0		0		0
Customer deposits	[1]	0		0		0
Other financial liabilities - Dividends and interest on capital Payable	[1]	(6,874,602)		(3,922,473)		(3,992,820)
Other Payables	[1]	(13,130)		(9,603)		(2,050)
Debt Instruments Eligible to Compose Capital	[1]	(10,175,961)		(19,126,845)		(7,977,576)
Parent | Banco Santander, S.A. – Spain
Related Party Transactions
Financial assets for trading	[1]	(763,547)		(72,815)		(173,065)
Loans and other values with credit institutions - Cash and overnight operations in foreign currency	[1],[2],[3]	5,896,120		8,194,590		8,363,038
Loans and other values with credit institutions	[1]	86,638		15,143		23,896
Other Assets	[1]	74,029		32,272		738
Deposits of Brazil Central Bank and deposits of credit institutions	[1],[4]	(42,060)		(107,084)		(387,937)
Other financial liabilities - Dividends and interest on capital Payable	[1]	(1,067,623)		(609,159)		(620,264)
Other Payables	[1]	(13,130)		(9,603)		(2,050)
Debt Instruments Eligible to Compose Capital	[1]	(10,175,961)		(19,126,845)		(7,977,576)
Parent | Abbey National Treasury Services Plc
Related Party Transactions
Financial assets for trading	[1],[5]	0		0		0
Loans and other values with credit institutions - Cash and overnight operations in foreign currency	[1],[5]	0		0		0
Loans and advances to customers	[1],[5]	0		0		0
Parent | Real Fundo de Investimento Multimercado Santillana Credito Privado
Related Party Transactions
Financial assets for trading	[1],[5]	0		0		0
Deposits of Brazil Central Bank and deposits of credit institutions	[1],[5]	0		0		0
Parent | Banco RCI Brasil S.A.
Related Party Transactions
Financial assets for trading	[1]	0		0		0
Loans and other values with credit institutions	[1]	0		0		0
Other Assets	[1]	0		0		0
Deposits of Brazil Central Bank and deposits of credit institutions	[1]	0		0		0
Parent | Banco Santander Totta, S.A.
Related Party Transactions
Loans and other values with credit institutions - Cash and overnight operations in foreign currency	[1],[5]	0		0		0
Parent | Bank Zachodni
Related Party Transactions
Loans and other values with credit institutions - Cash and overnight operations in foreign currency	[1],[5]	0		0		0
Parent | Santander UK plc
Related Party Transactions
Loans and other values with credit institutions - Cash and overnight operations in foreign currency	[1]	0		0		0
Parent | Banco Santander, S.A. – Mexico
Related Party Transactions
Loans and other values with credit institutions - Cash and overnight operations in foreign currency	[1],[5]	0		0		0
Parent | Zurich Santander Brasil Seguros e Previdência S.A.
Related Party Transactions
Loans and advances to customers	[1]	0		0		0
Other Assets	[1]	0		0		0
Customer deposits	[1]	0		0		0
Other Payables	[1]	0		0		0
Parent | Zurich Santander Brasil Seguros S.A.
Related Party Transactions
Loans and advances to customers	[1]	0		0		0
Parent | Banco Santander Espanha
Related Party Transactions
Loans and advances to customers	[1]	912		347		132
Parent | Isban Mexico, S.A. de C.V.
Related Party Transactions
Loans and advances to customers	[1]	0		0		0
Parent | Ingeniería de Software Bancario, S.L.
Related Party Transactions
Loans and advances to customers	[1]	0		0		0
Other Payables	[1]	0	[5]	0	[5]	0
Parent | Gesban Servicios Administrativos Globales, S.L.
Related Party Transactions
Loans and advances to customers	[1]	0		0		0
Parent | Webmotors S.A.
Related Party Transactions
Loans and advances to customers	[1]	0		0		0
Customer deposits	[1]	0		0		0
Parent | Santander Brasil Gestão de Recursos Ltda
Related Party Transactions
Loans and advances to customers	[1]	0		0		0
Customer deposits	[1]	0		0		0
Parent | Santander Securities Services Brasil Participações S.A.
Related Party Transactions
Loans and advances to customers	[1]	0	[5]	0	[5]	0
Customer deposits	[1],[5]	0		0		0
Parent | Key Management Personnel
Related Party Transactions
Loans and advances to customers	[1]	0	[6]	0	[6]	0
Guarantees and Limits	[1]	0	[6]	0	[6]	0
Securities	[1]	0		0		0
Customer deposits	[1]	0		0		0
Other financial liabilities - Dividends and interest on capital Payable	[1]	0	[6]	0	[6]	0
Other Payables	[1]	0		0		0
Parent | Produban Servicios Informáticos Generales, S.L. (Produban Espanha)
Related Party Transactions
Loans and other values with credit institutions	[1]	0	[5]	0	[5]	0
Other Payables	[1],[5]	0		0		0
Parent | BHJV Assessoria e Consultoria em Gestão Empresarial LTDA
Related Party Transactions
Loans and other values with credit institutions	[1]	0		0		0
Parent | Produban Brasil Tecnologia
Related Party Transactions
Loans and other values with credit institutions	[1]	0		0		0
Parent | Santander Global Technology, S.L., SOCI
Related Party Transactions
Loans and other values with credit institutions	[1]	0		0		0
Parent | Banco Santander, S.A. – Uruguay
Related Party Transactions
Loans and other values with credit institutions	[1]	0	[5]	0	[5]	0
Deposits of Brazil Central Bank and deposits of credit institutions	[1],[5]	0		0		0
Parent | Santander Securities Services Brasil DTVM S.A.
Related Party Transactions
Deposits of Brazil Central Bank and deposits of credit institutions	[1]	0		0		0
Customer deposits	[1]	0		0		0
Other Payables	[1]	0		0		0
Parent | Santander Brasil Asset
Related Party Transactions
Deposits of Brazil Central Bank and deposits of credit institutions	[1]	0	[5]	0	[5]	0
Customer deposits	[1]	0	[5]	0	[5]	0
Other Payables	[1]	0	[5]	0	[5]	0
Parent | Banco Santander Río S.A.
Related Party Transactions
Deposits of Brazil Central Bank and deposits of credit institutions	[1]	0	[5]	0	[5]	0
Parent | Others
Related Party Transactions
Deposits of Brazil Central Bank and deposits of credit institutions	[1]	0		0		0
Customer deposits	[1]	0		0		0
Other Payables	[1]	0		0		0
Parent | ISBAN Brasil S.A.
Related Party Transactions
Customer deposits	[1]	0		0		0	[5]
Other Payables	[1]	0		0		0	[5]
Parent | Produban Serviços de Informática S.A.
Related Party Transactions
Customer deposits	[1]	0		0		0	[5]
Parent | Gestora de Inteligência de Crédito
Related Party Transactions
Customer deposits	[1]	0		0		0
Parent | Grupo Empresarial Santander, S.L.
Related Party Transactions
Other financial liabilities - Dividends and interest on capital Payable	[1]	(2,177,207)		(1,242,259)		(1,264,470)	[5]
Parent | Sterrebeeck B.V.
Related Party Transactions
Other financial liabilities - Dividends and interest on capital Payable	[1]	(3,629,772)		(2,071,055)		(2,108,086)	[5]
Parent | Banco Madesant
Related Party Transactions
Other financial liabilities - Dividends and interest on capital Payable	[1]	0		0		0	[5]
Parent | Santusa Holding, S.L.
Related Party Transactions
Other financial liabilities - Dividends and interest on capital Payable	[1]	0		0		0
Joint-controlled companies
Related Party Transactions
Assets		4,387,013		3,112,734		1,214,312
Financial assets for trading		0		205,337		0
Loans and other values with credit institutions - Cash and overnight operations in foreign currency		0		0		0
Loans and advances to customers		20,367		0		9,661
Loans and other values with credit institutions	[1]	4,365,518		2,905,947		1,203,032
Other Assets		1,128		1,450		1,619
Guarantees and Limits		0
Liabilities		(169,103)		(38,380)		(57,221)
Deposits of Brazil Central Bank and deposits of credit institutions		(167,017)		(36,871)		(47,423)
Securities		0		0		0
Customer deposits		(2,086)		(1,509)		(9,798)
Other financial liabilities - Dividends and interest on capital Payable		0		0		0
Other Payables		0		0		0
Debt Instruments Eligible to Compose Capital		0		0		0
Joint-controlled companies | Banco Santander, S.A. – Spain
Related Party Transactions
Financial assets for trading		0		0		0
Loans and other values with credit institutions - Cash and overnight operations in foreign currency	[2],[3]	0		0		0
Loans and other values with credit institutions		0		0		0
Other Assets		0		0		0
Deposits of Brazil Central Bank and deposits of credit institutions	[4]	0		0		0
Other financial liabilities - Dividends and interest on capital Payable		0		0		0
Other Payables		0		0		0
Debt Instruments Eligible to Compose Capital		0		0		0
Joint-controlled companies | Abbey National Treasury Services Plc
Related Party Transactions
Financial assets for trading	[5]	0		0		0
Loans and other values with credit institutions - Cash and overnight operations in foreign currency	[5]	0		0		0
Loans and advances to customers	[5]	0		0		0
Joint-controlled companies | Real Fundo de Investimento Multimercado Santillana Credito Privado
Related Party Transactions
Financial assets for trading	[5]	0		0		0
Deposits of Brazil Central Bank and deposits of credit institutions	[5]	0		0		0
Joint-controlled companies | Banco RCI Brasil S.A.
Related Party Transactions
Financial assets for trading		0		205,337		0
Loans and other values with credit institutions		4,365,518		2,905,947		1,203,032
Other Assets		1,128		1,450		1,619
Deposits of Brazil Central Bank and deposits of credit institutions		(167,017)		(36,871)		(47,423)
Joint-controlled companies | Banco Santander Totta, S.A.
Related Party Transactions
Loans and other values with credit institutions - Cash and overnight operations in foreign currency	[5]	0		0		0
Joint-controlled companies | Bank Zachodni
Related Party Transactions
Loans and other values with credit institutions - Cash and overnight operations in foreign currency	[5]	0		0		0
Joint-controlled companies | Santander UK plc
Related Party Transactions
Loans and other values with credit institutions - Cash and overnight operations in foreign currency		0		0		0
Joint-controlled companies | Banco Santander, S.A. – Mexico
Related Party Transactions
Loans and other values with credit institutions - Cash and overnight operations in foreign currency	[5]	0		0		0
Joint-controlled companies | Zurich Santander Brasil Seguros e Previdência S.A.
Related Party Transactions
Loans and advances to customers		0		0		0
Other Assets		0		0		0
Customer deposits		0	[1]	0	[1]	0
Other Payables		0		0		0
Joint-controlled companies | Zurich Santander Brasil Seguros S.A.
Related Party Transactions
Loans and advances to customers		0		0		0
Joint-controlled companies | Banco Santander Espanha
Related Party Transactions
Loans and advances to customers	[1]	0		0		0
Joint-controlled companies | Isban Mexico, S.A. de C.V.
Related Party Transactions
Loans and advances to customers		0		0		0
Joint-controlled companies | Ingeniería de Software Bancario, S.L.
Related Party Transactions
Loans and advances to customers		0		0		0
Other Payables		0	[5]	0	[5]	0
Joint-controlled companies | Gesban Servicios Administrativos Globales, S.L.
Related Party Transactions
Loans and advances to customers		0		0		0
Joint-controlled companies | Webmotors S.A.
Related Party Transactions
Loans and advances to customers		20,367		0		9,661
Customer deposits		(2,082)		(1,509)		(9,798)
Joint-controlled companies | Santander Brasil Gestão de Recursos Ltda
Related Party Transactions
Loans and advances to customers		0		0		0
Customer deposits		0		0		0
Joint-controlled companies | Santander Securities Services Brasil Participações S.A.
Related Party Transactions
Loans and advances to customers		0	[5]	0	[5]	0
Customer deposits	[5]	0		0		0
Joint-controlled companies | Key Management Personnel
Related Party Transactions
Loans and advances to customers		0	[6]	0	[6]	0
Guarantees and Limits		0	[6]	0	[6]	0
Securities		0		0		0
Customer deposits		0		0		0
Other financial liabilities - Dividends and interest on capital Payable		0	[6]	0	[6]	0
Other Payables		0		0		0
Joint-controlled companies | Produban Servicios Informáticos Generales, S.L. (Produban Espanha)
Related Party Transactions
Loans and other values with credit institutions		0	[5]	0	[5]	0
Other Payables	[5]	0		0		0
Joint-controlled companies | BHJV Assessoria e Consultoria em Gestão Empresarial LTDA
Related Party Transactions
Loans and other values with credit institutions		0		0		0
Joint-controlled companies | Produban Brasil Tecnologia
Related Party Transactions
Loans and other values with credit institutions		0		0		0
Joint-controlled companies | Santander Global Technology, S.L., SOCI
Related Party Transactions
Loans and other values with credit institutions		0		0		0
Joint-controlled companies | Banco Santander, S.A. – Uruguay
Related Party Transactions
Loans and other values with credit institutions		0	[5]	0	[5]	0
Deposits of Brazil Central Bank and deposits of credit institutions	[5]	0		0		0
Joint-controlled companies | Santander Securities Services Brasil DTVM S.A.
Related Party Transactions
Deposits of Brazil Central Bank and deposits of credit institutions		0		0		0
Customer deposits		0		0		0
Other Payables		0		0		0
Joint-controlled companies | Santander Brasil Asset
Related Party Transactions
Deposits of Brazil Central Bank and deposits of credit institutions		0	[5]	0	[5]	0
Customer deposits		0	[5]	0	[5]	0
Other Payables		0	[5]	0	[5]	0
Joint-controlled companies | Banco Santander Río S.A.
Related Party Transactions
Deposits of Brazil Central Bank and deposits of credit institutions		0	[5]	0	[5]	0
Joint-controlled companies | Others
Related Party Transactions
Deposits of Brazil Central Bank and deposits of credit institutions		0		0		0
Customer deposits		(4)		0		0
Other Payables		0		0		0
Joint-controlled companies | ISBAN Brasil S.A.
Related Party Transactions
Customer deposits		0		0		0	[5]
Other Payables		0		0		0	[5]
Joint-controlled companies | Produban Serviços de Informática S.A.
Related Party Transactions
Customer deposits		0		0		0	[5]
Joint-controlled companies | Gestora de Inteligência de Crédito
Related Party Transactions
Customer deposits		0		0		0
Joint-controlled companies | Grupo Empresarial Santander, S.L.
Related Party Transactions
Other financial liabilities - Dividends and interest on capital Payable	[1]	0		0		0	[5]
Joint-controlled companies | Sterrebeeck B.V.
Related Party Transactions
Other financial liabilities - Dividends and interest on capital Payable	[1]	0		0		0	[5]
Joint-controlled companies | Banco Madesant
Related Party Transactions
Other financial liabilities - Dividends and interest on capital Payable		0		0		0	[5]
Joint-controlled companies | Santusa Holding, S.L.
Related Party Transactions
Other financial liabilities - Dividends and interest on capital Payable		0		0		0
Other Related-Party
Related Party Transactions
Assets	[5]	874,668		1,381,770		926,994
Financial assets for trading	[5]	(113,931)		266,027		(74,873)
Loans and other values with credit institutions - Cash and overnight operations in foreign currency	[5]	70,261		146,988		76,009
Loans and advances to customers	[5]	884,696		966,462		925,858
Loans and other values with credit institutions	[1],[5]	192		2,293		0
Other Assets	[5]	28,476		0		0
Guarantees and Limits		4,974
Liabilities	[5]	(1,529,828)		(2,975,342)		(2,107,677)
Deposits of Brazil Central Bank and deposits of credit institutions	[5]	(20,571)		(1,410,619)		(1,862,058)
Securities	[5]	(89,074)		(96,133)		0
Customer deposits	[5]	(1,008,416)		(1,134,675)		(222,473)
Other financial liabilities - Dividends and interest on capital Payable	[5]	(12,226)		(5,544)		(1,132)
Other Payables	[5]	(399,541)		(424,504)		(22,014)
Debt Instruments Eligible to Compose Capital	[5]	0		0		0
Other Related-Party | Banco Santander, S.A. – Spain
Related Party Transactions
Financial assets for trading	[5]	0		0		0
Loans and other values with credit institutions - Cash and overnight operations in foreign currency	[2],[3],[5]	0		0		0
Loans and other values with credit institutions	[5]	0		0		0
Other Assets	[5]	0		0		0
Deposits of Brazil Central Bank and deposits of credit institutions	[4],[5]	0		0		0
Other financial liabilities - Dividends and interest on capital Payable	[5]	0		0		0
Other Payables	[5]	0		0		0
Debt Instruments Eligible to Compose Capital	[5]	0		0		0
Other Related-Party | Abbey National Treasury Services Plc
Related Party Transactions
Financial assets for trading	[5]	0		0		(71,672)
Loans and other values with credit institutions - Cash and overnight operations in foreign currency	[5]	0		87,260		71,751
Loans and advances to customers	[5]	0		0		23
Other Related-Party | Real Fundo de Investimento Multimercado Santillana Credito Privado
Related Party Transactions
Financial assets for trading	[5]	(113,931)		266,027		(3,201)
Deposits of Brazil Central Bank and deposits of credit institutions	[5]	(20,571)		(1,151,399)		(1,543,752)
Other Related-Party | Banco RCI Brasil S.A.
Related Party Transactions
Financial assets for trading	[5]	0		0		0
Loans and other values with credit institutions	[5]	0		0		0
Other Assets	[5]	0		0		0
Deposits of Brazil Central Bank and deposits of credit institutions	[5]	0		0		0
Other Related-Party | Banco Santander Totta, S.A.
Related Party Transactions
Loans and other values with credit institutions - Cash and overnight operations in foreign currency	[5]	7,921		7,883		2,733
Other Related-Party | Bank Zachodni
Related Party Transactions
Loans and other values with credit institutions - Cash and overnight operations in foreign currency	[5]	94		193		177
Other Related-Party | Santander UK plc
Related Party Transactions
Loans and other values with credit institutions - Cash and overnight operations in foreign currency	[5]	16,701		46,615		0
Other Related-Party | Banco Santander, S.A. – Mexico
Related Party Transactions
Loans and other values with credit institutions - Cash and overnight operations in foreign currency	[5]	45,545		5,037		1,348
Other Related-Party | Zurich Santander Brasil Seguros e Previdência S.A.
Related Party Transactions
Loans and advances to customers	[5]	814,320		913,875		925,835
Other Assets	[5]	28,476		913,875		925,835
Customer deposits	[5]	(199,934)	[1]	(234,249)	[1]	(55,935)
Other Payables	[5]	(21,219)		(16,924)		(27,748)
Other Related-Party | Zurich Santander Brasil Seguros S.A.
Related Party Transactions
Loans and advances to customers	[5]	58,778		45,851		0
Other Related-Party | Banco Santander Espanha
Related Party Transactions
Loans and advances to customers	[1],[5]	0		0		0
Other Related-Party | Isban Mexico, S.A. de C.V.
Related Party Transactions
Loans and advances to customers	[5]	122		122		0
Other Related-Party | Ingeniería de Software Bancario, S.L.
Related Party Transactions
Loans and advances to customers	[5]	0		0		0
Other Payables	[5]	0		0		0
Other Related-Party | Gesban Servicios Administrativos Globales, S.L.
Related Party Transactions
Loans and advances to customers	[5]	23		23		0
Other Related-Party | Webmotors S.A.
Related Party Transactions
Loans and advances to customers	[5]	0		0		0
Customer deposits	[5]	0		0		0
Other Related-Party | Santander Brasil Gestão de Recursos Ltda
Related Party Transactions
Loans and advances to customers	[5]	169		169		0
Customer deposits	[5]	(332,916)		(126,988)		(32,334)
Other Related-Party | Santander Securities Services Brasil Participações S.A.
Related Party Transactions
Loans and advances to customers	[5]	0		927		0
Customer deposits	[5]	0		(58,968)		(71,947)
Other Related-Party | Key Management Personnel
Related Party Transactions
Loans and advances to customers	[5]	11,284	[6]	5,495	[6]	0
Guarantees and Limits	[5]	4,974	[6]	5,495	[6]	0
Securities	[5]	(89,074)		(96,133)		0
Customer deposits	[5]	(36,104)		(37,889)		0
Other financial liabilities - Dividends and interest on capital Payable	[5]	(10,278)	[6]	(4,432)	[6]	0
Other Payables	[5]	(357,249)		(381,292)		0
Other Related-Party | Produban Servicios Informáticos Generales, S.L. (Produban Espanha)
Related Party Transactions
Loans and other values with credit institutions	[5]	0		0		0
Other Payables	[5]	0		0		(905)
Other Related-Party | BHJV Assessoria e Consultoria em Gestão Empresarial LTDA
Related Party Transactions
Loans and other values with credit institutions	[5]	0		10		0
Other Related-Party | Produban Brasil Tecnologia
Related Party Transactions
Loans and other values with credit institutions	[5]	0		2,091		0
Other Related-Party | Santander Global Technology, S.L., SOCI
Related Party Transactions
Loans and other values with credit institutions	[5]	192		192		0
Other Related-Party | Banco Santander, S.A. – Uruguay
Related Party Transactions
Loans and other values with credit institutions	[5]	0		0		0
Deposits of Brazil Central Bank and deposits of credit institutions	[5]	0		0		(1,466)
Other Related-Party | Santander Securities Services Brasil DTVM S.A.
Related Party Transactions
Deposits of Brazil Central Bank and deposits of credit institutions	[5]	0		0		(300,074)
Customer deposits	[5]	(404,427)		(427,209)		0
Other Payables	[5]	(5,066)		(4,291)		6,762
Other Related-Party | Santander Brasil Asset
Related Party Transactions
Deposits of Brazil Central Bank and deposits of credit institutions	[5]	0		0		(16,766)
Customer deposits	[5]	(16,762)		(18,639)		0
Other Payables	[5]	(7,203)		(14,476)		(69)
Other Related-Party | Banco Santander Río S.A.
Related Party Transactions
Deposits of Brazil Central Bank and deposits of credit institutions	[5]	0		(259,220)		0
Other Related-Party | Others
Related Party Transactions
Deposits of Brazil Central Bank and deposits of credit institutions	[5]	0		0		0
Customer deposits	[5]	(18,273)		(40,059)		(6,954)
Other Payables	[5]	(8,804)		(7,521)		(291)
Other Related-Party | ISBAN Brasil S.A.
Related Party Transactions
Customer deposits	[5]	0		0		(20,893)
Other Payables	[5]	0		0		237
Other Related-Party | Produban Serviços de Informática S.A.
Related Party Transactions
Customer deposits	[5]	0		0		(34,410)
Other Related-Party | Gestora de Inteligência de Crédito
Related Party Transactions
Customer deposits	[5]	0		(190,674)		0
Other Related-Party | Grupo Empresarial Santander, S.L.
Related Party Transactions
Other financial liabilities - Dividends and interest on capital Payable	[1],[5]	0		0		0
Other Related-Party | Sterrebeeck B.V.
Related Party Transactions
Other financial liabilities - Dividends and interest on capital Payable	[1],[5]	0		0		0
Other Related-Party | Banco Madesant
Related Party Transactions
Other financial liabilities - Dividends and interest on capital Payable	[5]	(1,948)		(1,112)		(1,132)
Other Related-Party | Santusa Holding, S.L.
Related Party Transactions
Other financial liabilities - Dividends and interest on capital Payable	[5]	R$ 0		R$ 0		R$ 0

[1]	Banco Santander (Brasil) S.A. is indirectly controlled by Banco Santander Spain (note 1-a), through its subsidiary Grupo Empresarial Santander, S.L. and Sterrebeeck B.V.
[2]	In refers to the cash of R$1,089,578 (2018 - R$1,515,437 e 2017 - R$587,531).
[3]	Significant influence of Banco Santander Espanha.
[4]	On include foreign currency investments (overnight applications) due on January 2, 2019 in the amount of R$4,111,489 (2018 - R$6,583,716 e 2017 - R$7,384,335) and interest of 1.53% p.a held at Santander Brasil EFC, Banco Santander Brasil and its Grand Cayman Branch.
[5]	Refers to the Company's subsidiaries (Banco Santander Spain).
[6]	The balance with key management personnel refers to operations contracted before the term of the mandates.